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
                                             PROSPECTUS
                                                DATED                                   FOR
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENT NO. 1
DATED SEPTEMBER 8, 2004

                                           AUGUST 1, 2004            State Street Research High Income Fund
                                                                     State Street Research Asset Allocation Fund
                                                                     State Street Research Money Market Fund

                                           SEPTEMBER 1, 2004         State Street Research Large-Cap Analyst Fund

SUPPLEMENT NO. 2
DATED SEPTEMBER 8, 2004

                                           JULY 1, 2004              State Street Research Health Sciences Fund

                                           MAY 1, 2004               State Street Research Investment Trust

                                           MARCH 1, 2004             State Street Research Government Income Fund
                                                                     State Street Research Legacy Fund

SUPPLEMENT NO. 3
DATED SEPTEMBER 8, 2004

                                           FEBRUARY 1, 2004          State Street Research Mid-Cap Growth Fund
                                                                     State Street Research Emerging Growth Fund

                                           NOVEMBER 1, 2003          State Street Research Large-Cap Value Fund
                                                                     State Street Research Mid-Cap Value Fund

SUPPLEMENT NO. 4
DATED SEPTEMBER 8, 2004

                                           NOVEMBER 1, 2003          State Street Research Global Resources Fund

SUPPLEMENT NO. 5
DATED SEPTEMBER 8, 2004

                                           FEBRUARY 1, 2004          State Street Research Aurora Fund

                                                               SSR-8973-0904
                                                   Control Number: (exp0905)

                          [STATE STREET RESEARCH LOGO]

MetLife, Inc., the parent company of State Street Research & Management Company ("SSRM"), which serves as the funds' investment adviser, announced that it has entered into an agreement to sell SSRM and State Street Research Investment Services, Inc., the funds' distributor, as part of a larger transaction to sell MetLife's asset management business to BlackRock, Inc. ("BlackRock"). The acquisition by BlackRock of MetLife's asset management business (the "Acquisition") is expected to occur in the first quarter of 2005. BlackRock manages approximately $314 billion for institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products and is one of the largest publicly traded investment management companies.

The Board of Trustees of the funds is in the process of considering proposals by SSRM and BlackRock relating to the funds. Any such proposals will require the approval of the Board of Trustees of the funds, and potentially, the shareholders of the funds.